Goodwill and Intangible Assets - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2016	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, expected tax deductible amount						$ 0
Goodwill impairment						$ 0	$ 0	$ 0
Finite-lived intangible asset, useful life				10 years		10 years
Amortization expense		$ 1,600,000	$ 1,600,000	$ 4,900,000	$ 4,900,000	$ 6,600,000	$ 6,600,000	$ 6,600,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
Amortization expense of intangible assets year one		6,600,000		6,600,000		6,600,000
Amortization expense of intangible assets year two		6,600,000		6,600,000		6,600,000
Amortization expense of intangible assets year three		6,600,000		6,600,000		6,600,000
Amortization expense of intangible assets year four		6,600,000		6,600,000		6,600,000
Amortization expense of intangible assets year five		$ 6,600,000		$ 6,600,000		$ 6,600,000
TPH Business Combination
Goodwill [Line Items]
Goodwill, acquired during period	$ 34,400,000